Shareholder Report, Average Annual Return (Details) 195690_Tremblant Global ETF_TF_TSR Annual {TF}	12 Months Ended	20 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Tremblant Global ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tremblant Global ETF NAV
Average Annual Return, Percent	14.29%	20.86%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent	21.09%	20.77%